S000019838 [Member] Investment Objectives and Goals - Columbia Variable Portfolio - Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Variable Portfolio – Balanced Fund (the Fund) seeks maximum total investment return through a combination of capital growth and current income.